Financial Instruments - Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company
Assets	$ 2,249,381	$ 1,880,752
Liabilities	6,302,233	5,570,767
Israeli New Shekel [Member]
Schedule of Company
Assets	2,180,756	1,869,176
Liabilities	2,251,793	896,730
Euros [Member]
Schedule of Company
Assets	68,625	11,519
Liabilities		557
AUD [Member]
Schedule of Company
Assets		57
Liabilities	$ 4,050,440	$ 4,673,480